POSTRETIREMENT BENEFIT PLANS - Effect on Operations of Pension Plans (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Principal pension
Defined Benefit Plan Disclosure [Line Items]
Service cost – operating	$ 6	$ 6	$ 24
Interest cost	135	141	561
Expected return on plan assets	(184)	(189)	(756)
Amortization of net loss (gain)	(46)	(51)	(210)
Amortization of prior service cost (credit)	2	1	4
Curtailment / settlement loss (gain)	0	0	0
Non-operating benefit costs (income)	(93)	(98)	(401)
Net periodic expense (income)	(87)	(92)	$ (377)
Weighted-average benefit obligations assumptions
Discount rate			5.19%
Compensation increases			3.85%
Weighted-average benefit cost assumptions
Discount rate			5.53%
Expected rate of return on plan assets			7.00%
Other pension
Defined Benefit Plan Disclosure [Line Items]
Service cost – operating	8	9	$ 31	$ 30	$ 44
Interest cost	57	61	248	94	86
Expected return on plan assets	(84)	(86)	(349)	(281)	(313)
Amortization of net loss (gain)	8	1	4	9	47
Amortization of prior service cost (credit)	(2)	(1)	(6)	(7)	(7)
Curtailment / settlement loss (gain)	0	(3)	(6)	(7)	30
Non-operating benefit costs (income)	(21)	(28)	(109)	(192)	(157)
Net periodic expense (income)	(13)	(19)	$ (78)	$ (162)	$ (113)
Weighted-average benefit obligations assumptions
Discount rate			3.51%	3.93%	1.42%
Compensation increases			2.12%	1.88%	1.69%
Weighted-average benefit cost assumptions
Discount rate			3.93%	1.42%	1.00%
Expected rate of return on plan assets			5.65%	4.70%	4.98%
Principal retiree benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost – operating	1	2	$ 6
Interest cost	9	10	41
Expected return on plan assets	0	0	0
Amortization of net loss (gain)	(11)	(11)	(45)
Amortization of prior service cost (credit)	(15)	(15)	(59)
Curtailment / settlement loss (gain)	0	0	0
Non-operating benefit costs (income)	(17)	(16)	(63)
Net periodic expense (income)	$ (16)	$ (14)	$ (57)
Weighted-average benefit obligations assumptions
Discount rate			5.08%
Compensation increases			3.24%
Initial healthcare trend rate			6.50%
Weighted-average benefit cost assumptions
Discount rate			5.43%
Expected rate of return on plan assets			0.00%